Summary of Significant Accounting Policies (Cash and Cash Equivalents) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Cash and cash equivalents, amounts in transit from credit card companies	$ 56.4	$ 44.3